UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2015

Date of reporting period:  November 30, 2014

Item 1. Schedule of Investments.

PMC Core Fixed Income Fund
Schedule of Investments
November 30, 2014 (Unaudited)

Asset Backed Securities - 11.73%
Accredited Mortgage Loan Trust
2005-3, 0.605%, 09/25/2035	148,000	145,235
Aegis Asset Backed Securities Trust
2005-1, 0.705%, 03/25/2035	170,000	154,067
American Airlines Trust
2014-1, 4.375%, 04/01/2024	295,000	299,808
American Credit Acceptance Receivables Trust
2012-3A, 1.640%, 11/15/2016 (a)	12,059	12,067
2013-1A, 1.450%, 04/16/2018 (a)	33,793	33,836
American Express Credit Account Master Trust
A, 0.523%, 12/15/2021	300,000	300,024
American Express Issuance II
2013-2, 0.583%, 08/15/2019	110,000	110,436
AmeriCredit Automobile Receivables Trust
C, 1.570%, 01/08/2019	40,000	40,022
C, 2.290%, 11/08/2019	260,000	263,270
C, 2.150%, 03/09/2020	190,000	190,168
C, 2.180%, 06/08/2020	160,000	159,832
Ameriquest Asset-Backed Pass-Through Certificate
2004-R2, 0.845%, 04/25/2034	221,877	220,321
Ameriquest Mortgage Securities, Inc.
2003-10, 0.915%, 12/25/2033	195,843	191,151
ARL Second LLC
2014, 3.970%, 06/15/2044 (a)	150,000	152,351
BA Credit Card Trust
2014-3A, 0.445%, 01/15/2020	295,000	295,217
Barclays Dryrock Issuance Trust
2014-2, 0.495%, 03/16/2020	275,000	275,239
Cabela's Credit Card Master Trust
2011-IV, 1.900%, 10/15/2019 (a)	130,000	132,550
2014-II, 0.603%, 07/15/2022	203,000	202,825
Carfinance Capital Auto Trust
2013-2A, 1.750%, 11/15/2017 (a)	26,190	26,289
Carrington Mortgage Loan Trust
2005-OPT2, 0.805%, 05/25/2035	100,000	86,268
2006-RFC1, 0.305%, 06/25/2035	244,551	230,555
2005-NC3, 0.615%, 06/25/2035	310,000	296,136
2005-NC5, 0.635%, 10/25/2035	280,000	243,921
2006-NC1, 0.465%, 01/25/2036	380,000	311,685
Centex Home Equity Loan Trust
2004-A, 0.755%, 01/25/2034	312,881	289,288
2005-D, 0.635%, 10/25/2035	175,000	150,870
Chase Issuance Trust
2014-5A, 0.525%, 04/15/2021	635,000	636,857
CIT Equipment Collateral
2014-VT1, 1.500%, 10/21/2019 (a)	385,000	385,208
Citibank Credit Card Issuance Trust
2014-A7, 0.355%, 08/24/2018	285,000	285,038
Citigroup Mortgage Loan Trust, Inc.
M-3, 0.635%, 05/25/2035	325,000	279,419
M-1, 0.905%, 06/25/2035 (a)	114,000	111,079
CLI Funding V LLC
2013-1, 2.830%, 03/20/2028 (a)	166,667	165,358
2013-2, 3.220%, 06/18/2028 (a)	198,669	199,651
CPS Auto Trust
2014-C, 1.310%, 02/15/2019 (a)	272,582	272,951
Cronos Containers Program Ltd.
2012-2, 3.810%, 09/18/2027 (a)	391,667	391,927
DT Auto Owner Trust
2014-2, 2.460%, 01/15/2020 (a)	180,000	180,716
Ellington Loan Acquisition Trust
2007-2, 1.270%, 05/25/2037 (a)	368,846	330,943
EquiFirst Mortgage Loan Trust
2003-2, 1.280%, 09/25/2033	289,087	284,215
Exeter Automobile Receivables Trust
2014-1, 1.290%, 05/15/2018 (a)	95,131	95,276
2014-2, 1.060%, 08/15/2018 (a)	26,608	26,587
Fieldstone Mortgage Investment Trust
2005-1, 1.280%, 03/25/2035	200,000	179,266
First Franklin Mortgage Loan Trust
2005-FF1, 0.890%, 12/25/2034	223,198	213,517
M-5, 1.730%, 01/25/2035	95,000	90,600
Flagship Credit Auto Trust
2013-1, 1.320%, 04/16/2018 (a)	125,472	125,646
2013-2, 1.940%, 01/15/2019 (a)	84,540	84,824
2014-1, 2.550%, 02/18/2020 (a)	65,000	65,178
Global SC Finance II SRL
2013-1, 2.980%, 04/17/2028 (a)	210,417	209,745
2014-1, 3.190%, 07/17/2029 (a)	241,667	241,431
GSAMP Trust
2005-HE6, 0.592%, 11/25/2035	350,000	324,252
Home Equity Mortgage Trust
2004-5, 1.755%, 02/25/2035	107,030	101,329
IndyMac Residential Asset Backed Trust
M-3, 0.642%, 08/25/2035	175,000	159,757
JP Morgan Mortgage Acquisition Trust
2006-CW1, 0.305%, 05/25/2036	183,966	182,158
Long Beach Mortgage Loan Trust
2005-1, 1.025%, 02/25/2035	185,000	168,671
MASTR Asset Backed Securities Trust
2006-HE1, 0.445%, 01/25/2036	330,000	300,079
Morgan Stanley ABS Capital I, Inc. Trust
2004-HE6, 0.980%, 08/25/2034	240,000	224,063
2005-HE3, 1.130%, 07/25/2035	392,010	341,913
Morgan Stanley Dean Witter Capital I, Inc. Trust
2002-AM2, 1.280%, 05/25/2032	188,759	178,987
New Century Home Equity Loan Trust
2005-B, 0.555%, 10/25/2035	200,000	178,174
Newcastle Mortgage Securities Trust
A-4, 0.435%, 03/25/2036	180,000	175,676
Nissan Master Owner Trust
2013-A, 0.455%, 02/15/2018	330,000	330,091
OnDeck Asset Securitization Trust LLC
2014-1, 3.150%, 05/17/2018 (a)	205,000	206,241
OneMain Financial Issuance Trust
2014-1A, 2.430%, 06/18/2024 (a)	335,000	334,993
2014-2A, 2.470%, 09/18/2024 (a)	175,000	175,055
Prestige Auto Receivables Trust
2014-1B, 1.910%, 04/15/2020 (a)	115,000	115,158
RAMP Trust
M-5, 0.785%, 10/25/2034	232,064	207,724

M-4, 0.715%, 03/25/2035	330,000	290,035
M-1, 0.655%, 07/25/2035	380,000	331,480
2006-RZ1, 0.555%, 03/25/2036	330,000	297,698
RASC Trust
M-5, 0.805%, 07/25/2035	325,000	281,683
Santander Drive Auto Receivables Trust
2013-3, 1.810%, 04/15/2019	85,000	85,263
2013-5, 2.250%, 06/17/2019	315,000	318,729
2014-2, 2.330%, 11/15/2019	195,000	195,901
2013-4, 3.250%, 01/15/2020	375,000	388,987
2014-1, 2.360%, 04/15/2020	305,000	308,177
2014-3, 2.130%, 08/17/2020	285,000	285,140
SoFi Professional Loan Program
A-1, 1.752%, 06/25/2025 (a)	172,733	174,736
Structured Asset Investment Loan Trust
2004-6, 0.955%, 07/25/2034	269,147	256,056
2004-8, 1.055%, 09/25/2034	181,520	174,393
2005-3, 0.815%, 04/25/2035	359,000	334,201
Structured Asset Securities Corp Mortgage Loan Trust
M3, 0.585%, 05/25/2035	155,000	150,499
A4, 0.315%, 04/25/2036	183,860	174,627
Synchrony Credit Card Master Note Trust
A, 1.610%, 11/15/2020	425,000	426,492
TAL Advantage V LLC
2013-2, 3.550%, 11/20/2038 (a)	274,500	279,195
2014-1, 3.510%, 02/20/2039 (a)	153,550	155,786
2014-2, 3.330%, 05/20/2039 (a)	164,541	165,725
Textainer Marine III
2014-1, 3.270%, 10/20/2039 (a)	138,833	139,544
United Airlines Pass Through Trust
A, 6.636%, 01/02/2024	285,429	308,263
US Airways Pass Through Trust
2012-2, 4.625%, 12/03/2026	129,048	135,500
VFC LLC
2014-2, 2.750%, 07/22/2030 (a)	229,853	229,868
Westlake Auto Receivables Trust
B, 1.240%, 11/15/2019 (a)	110,000	110,005
C, 1.700%, 11/15/2019 (a)	175,000	174,613
World Financial Network Credit Card Mortgage Trust
A, 0.535%, 12/15/2019	335,000	335,220
Total Asset Backed Securities (Cost $19,477,865)		19,881,000

Corporate Bonds - 17.63%
Administrative and Support Services - 0.07%
Dynegy Finance I, Inc./ Dynegy Finance II, Inc.
6.750%, 11/01/2019 (a)	35,000	36,444
7.375%, 11/01/2022 (a)	30,000	31,612
7.625%, 11/01/2024 (a)	55,000	58,231
		126,287
Ambulatory Health Care Services - 0.04%
Sabra Health Care LP
5.375%, 06/01/2023	65,000	66,544
Beverage and Tobacco Product Manufacturing - 0.57%
Altria Group, Inc.
4.000%, 01/31/2024	110,000	114,723
9.950%, 11/10/2038	177,000	304,317
5.375%, 01/31/2044	210,000	235,112
Reynolds American, Inc.
7.250%, 06/15/2037	45,000	56,575
4.750%, 11/01/2042	190,000	184,735
6.150%, 09/15/2043	60,000	69,764
		965,226
Broadcasting (except Internet) - 0.15%
Univision Communications, Inc.
7.875%, 11/01/2020 (a)	75,000	81,281
Viacom, Inc.
5.850%, 09/01/2043	145,000	164,879
		246,160
Chemical Manufacturing - 0.79%
Actavis Funding SCS
4.850%, 06/15/2044	305,000	303,399
Albemarle Corp.
4.150%, 12/01/2024	335,000	342,321
Eastman Chemical Co.
4.650%, 10/15/2044	500,000	508,550
Monsanto Co.
4.700%, 07/15/2064	180,000	186,592
		1,340,862
Computer and Electronic Product Manufacturing - 0.41%
Hewlett Packard Co.
4.300%, 06/01/2021	100,000	104,708
L-3 Communications Corp.
3.950%, 11/15/2016	160,000	168,128
Seagate HDD Cayman
4.750%, 06/01/2023	400,000	422,346
		695,182

Credit Intermediation and Related Activities - 4.03%
ABN AMRO Bank NV
0.640%, 06/06/2016 (a)	305,000	304,703
Ally Financial, Inc.
3.500%, 07/18/2016	80,000	81,500
3.250%, 09/29/2017	90,000	90,000
American Express Co.
5.200%, 05/29/2049	315,000	320,046
Bank of America Corp.
1.105%, 04/01/2019	320,000	321,013
3.300%, 01/11/2023	465,000	465,852
4.200%, 08/26/2024	115,000	117,496
5.000%, 01/21/2044	115,000	126,491
6.250%, 09/29/2049	175,000	174,891
5.200%, 12/29/2049	330,000	304,260
Barclays Bank PLC
10.180%, 06/12/2021 (a)	305,000	411,981
Capital One Bank USA NA
3.375%, 02/15/2023	260,000	258,356
Citigroup, Inc.
8.125%, 07/15/2039	190,000	289,832
6.675%, 09/13/2043	105,000	133,323
5.800%, 11/29/2049	325,000	326,462
6.300%, 12/29/2049	215,000	214,140
Ford Motor Credit Co. LLC
1.700%, 05/09/2016	200,000	201,629
General Electric Capital Corp.
1.000%, 12/11/2015	115,000	115,729
5.250%, 06/29/2049	315,000	317,363
General Motors Financial Co., Inc.
4.750%, 08/15/2017	35,000	37,135
3.500%, 07/10/2019	145,000	148,239
HSBC Holdings PLC
5.625%, 12/29/2049	230,000	233,738
JPMorgan Chase & Co.
3.875%, 09/10/2024	265,000	268,066
4.850%, 02/01/2044	285,000	312,979
Lloyds Bank PLC
2.350%, 09/05/2019	410,000	413,560
Royal Bank of Canada
0.625%, 12/05/2016	655,000	656,155
Wells Fargo Capital X
5.950%, 12/01/2086	165,000	168,712
		6,813,651
Educational Services - 0.05%
The George Washinton University
3.485%, 09/15/2022	75,000	77,144
Food Manufacturing - 0.12%
Grupo Bimbo SAB de CV
4.875%, 06/27/2044 (a)	200,000	202,046
Funds, Trusts, and Other Financial Vehicles - 0.63%
Ares Capital Corp.
3.875%, 01/15/2020	305,000	306,346
Health Care REIT, Inc.
4.125%, 04/01/2019	200,000	214,486
Omega Healthcare Investors, Inc.
4.500%, 01/15/2025 (a)	545,000	548,624
		1,069,456
Hospitals - 0.08%
HCA, Inc.
5.250%, 04/15/2025	125,000	128,906
Insurance Carriers and Related Activities - 1.09%
Humana, Inc.
7.200%, 06/15/2018	35,000	41,026
Liberty Mutual Group, Inc.
6.500%, 05/01/2042 (a)	55,000	67,248
4.850%, 08/01/2044 (a)	170,000	167,785
Prudential Financial, Inc.
5.200%, 03/15/2044	555,000	555,000
The Allstate Corp.
5.750%, 08/15/2053	415,000	438,603
Voya Financial, Inc.
5.650%, 05/15/2053	335,000	335,838
WellPoint, Inc.
4.650%, 01/15/2043	240,000	247,113
		1,852,613
Machinery Manufacturing - 0.06%
Seventy Seven Operating LLC
6.625%, 11/15/2019	105,000	94,500
Merchant Wholesalers, Nondurable Goods - 0.13%
Mexichem SAB de CV
5.875%, 09/17/2044 (a)	220,000	217,800
Mining (except Oil and Gas) - 0.39%
Freeport-McMoRan, Inc.
4.550%, 11/14/2024	660,000	664,407
Miscellaneous Manufacturing - 0.07%
Boston Scientific Corp.
2.650%, 10/01/2018	125,000	126,287
Oil and Gas Extraction - 1.45%
Anadarko Petroleum Corp.
5.950%, 09/15/2016	240,000	259,347
Apache Corp.
4.750%, 04/15/2043	270,000	260,857
California Resources Corp.
6.000%, 11/15/2024 (a)	135,000	121,078
Chesapeake Energy Corp.
3.481%, 04/15/2019	50,000	49,750
Enterprise Products Operating LLC
4.850%, 03/15/2044	166,000	174,111
4.950%, 10/15/2054	75,000	77,063
GNL Quintero SA
4.634%, 07/31/2029 (a)	355,000	365,251
Noble Energy, Inc.

4.150%, 12/15/2021	85,000	89,672
6.000%, 03/01/2041	40,000	45,720
5.050%, 11/15/2044	225,000	227,099
Phillips 66
4.300%, 04/01/2022	215,000	230,059
4.650%, 11/15/2034	418,000	429,698
5.875%, 05/01/2042	110,000	127,109
		2,456,814
Petroleum and Coal Products Manufacturing - 0.24%
Marathon Petroleum Corp.
5.000%, 09/15/2054	250,000	242,275
Valero Energy Corp.
6.625%, 06/15/2037	140,000	170,898
		413,173
Pipeline Transportation - 0.91%
Energy Transfer Partners LP
4.150%, 10/01/2020	250,000	261,856
6.500%, 02/01/2042	200,000	228,904
Kinder Morgan Energy Partners LP
4.250%, 09/01/2024	165,000	166,881
6.500%, 09/01/2039	325,000	363,473
5.500%, 03/01/2044	190,000	192,361
5.400%, 09/01/2044	95,000	95,082
The Williams Cos, Inc.
4.550%, 06/24/2024	90,000	89,181
Williams Partners LP
5.400%, 03/04/2044	145,000	152,389
		1,550,127
Publishing Industries (except Internet) - 0.10%
Gannett Co, Inc.
5.500%, 09/15/2024 (a)	175,000	177,844
Real Estate - 0.93%
Corporate Office Properties LP
3.700%, 06/15/2021	555,000	555,703
DuPont Fabros Technology LP
5.875%, 09/15/2021	150,000	156,375
EPR Properties
5.750%, 08/15/2022	225,000	249,196
Leucadia National Corp.
5.500%, 10/18/2023	180,000	190,424
Ventas Realty LP
2.700%, 04/01/2020	430,000	429,217
		1,580,915
Real Estate Investment Trusts- 0.19%
Education Realty Operating Partnership, LP
4.600%, 12/01/2024	315,000	321,740
		321,740
Rental and Leasing Services - 0.43%
Air Lease Corp.
3.375%, 01/15/2019	60,000	61,275
3.875%, 04/01/2021	110,000	110,963
4.250%, 09/15/2024	355,000	356,331
FLY Leasing LTD
6.375%, 10/15/2021	200,000	199,500
		728,069
Repair and Maintenance - 0.06%
American Axle & Manufacturing, Inc.
7.750%, 11/15/2019	85,000	96,475
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.86%
Jefferies Group LLC
6.500%, 01/20/2043	190,000	213,080
JPMorgan Chase & Co.
1.350%, 02/15/2017	355,000	356,134
6.000%, 12/29/2049	320,000	324,000
Morgan Stanley
3.750%, 02/25/2023	230,000	236,998
4.350%, 09/08/2026	260,000	263,969
5.450%, 12/29/2049	450,000	453,937
Navient Corp.
5.000%, 10/26/2020	125,000	124,687
The Goldman Sachs Group, Inc.
3.625%, 02/07/2016	145,000	149,569
2.375%, 01/22/2018	290,000	295,357
1.836%, 11/29/2023	275,000	284,615
5.700%, 12/29/2049	440,000	451,550
		3,153,896
Support Activities for Mining - 0.56%
Ensco PLC
4.700%, 03/15/2021	180,000	189,188
5.750%, 10/01/2044	485,000	507,487
Rowan Cos., Inc.
5.400%, 12/01/2042	175,000	163,225
5.850%, 01/15/2044	95,000	93,833
		953,733
Telecommunications - 1.20%
Qwest Corp.
6.750%, 12/01/2021	365,000	421,174
Verizon Communications, Inc.
2.625%, 02/21/2020 (a)	466,000	467,184
6.550%, 09/15/2043	680,000	879,613
5.012%, 08/21/2054 (a)	262,000	274,017
		2,041,988
Transportation Equipment Manufacturing - 0.53%
General Motors Co.
5.200%, 04/01/2045	340,000	350,336
Trinity Industries, Inc.
4.550%, 10/01/2024	550,000	542,729
		893,065
Utilities - 0.49%
Kinder Morgan, Inc.
4.300%, 06/01/2025	335,000	337,808
5.550%, 06/01/2045	475,000	484,467
		822,275
Total Corporate Bonds (Cost $29,126,006)		29,877,185

Foreign Corporate Bonds - 6.03%
Aircastle Ltd.
6.750%, 04/15/2017	105,000	113,138
ArcelorMittal
5.750%, 08/05/2020	360,000	378,000
Bank of Montreal
1.950%, 01/30/2017 (a)	250,000	255,331
Barclays Bank PLC
6.750%, 05/22/2019	100,000	119,189
Barrick Gold Corp.
4.100%, 05/01/2023	873,000	855,400
BBVA Banco Continental SA
3.250%, 04/08/2018 (a)	120,000	123,000
BRF SA
4.750%, 05/22/2024 (a)	600,000	592,500
Canadian Imperial Bank of Commerce
2.750%, 01/27/2016 (a)	455,000	466,946
Cementos Pacasmayo SAA
4.500%, 02/08/2023 (a)	110,000	103,400
Cogeco Cable, Inc.
4.875%, 05/01/2020 (a)	85,000	85,319
Credit Suisse Group AG
6.250%, 12/29/2049	310,000	302,405
Danske Bank A/S
3.875%, 04/14/2016 (a)	200,000	207,831
Deutsche Annington Finance BV
3.200%, 10/02/2017 (a)	230,000	237,251
Ecopetrol SA
5.875%, 05/28/2045	120,000	119,400
Electricite de France SA
5.625%, 12/29/2049	420,000	442,680
Fermaca Enterprises S de RL de CV
6.375%, 03/30/2038 (a)	200,000	210,500
Grupo Televisa SAB
5.000%, 05/13/2045	100,000	101,904
Guernsey Credit Suisse AG
1.625%, 03/06/2015 (a)	200,000	200,694
HSBC Holdings PLC
4.000%, 03/30/2022	220,000	235,728
5.250%, 03/14/2044	200,000	222,387
Inmarsat Finance PLC
4.875%, 05/15/2022 (a)	110,000	110,000
London UBS AG
2.250%, 03/30/2017 (a)	260,000	267,342
LYP International Finance BV
4.875%, 03/15/2044	170,000	181,066
MEG Energy Corp.
7.000%, 03/31/2024 (a)	80,000	72,800
Norddeutsche Landesbank Girozentrale
0.875%, 10/16/2015 (a)	200,000	200,729
2.000%, 02/05/2019 (a)	200,000	201,442
Odebrecht Offshore Drilling Finance Ltd.
6.750%, 10/01/2022 (a)	190,740	188,355
Petrobras Global Finance BV
3.000%, 01/15/2019	180,000	171,502
Rio Tinto Finance USA PLC
2.250%, 12/14/2018	250,000	251,764
3.500%, 03/22/2022	85,000	86,210
Royal Bank of Scotland Group PLC
1.875%, 03/31/2017	265,000	266,369
Signet UK Finance PLC
4.700%, 06/15/2024	95,000	96,984
Societe Generale SA
6.000%, 07/27/2045	200,000	189,340
SpareBank 1 Boligkreditt AS
1.750%, 11/15/2019 (a)	495,000	492,050
Standard Chartered PLC
5.700%, 03/26/2044 (a)	235,000	251,718
Teck Resources Ltd.
6.250%, 07/15/2041	80,000	80,059
Telecom Italia SpA
5.303%, 05/30/2024 (a)	200,000	204,750
The Bank of Nova Scotia
2.150%, 08/03/2016 (a)	280,000	286,607
Transocean, Inc.
3.800%, 10/15/2022	540,000	466,970
UBM PLC
5.750%, 11/03/2020 (a)	200,000	217,922
Vale Overseas Ltd.
4.375%, 01/11/2022	350,000	351,263
Vale SA
5.625%, 09/11/2042	125,000	121,069
XLIT Ltd.
5.750%, 10/01/2021	80,000	93,055
Total Foreign Corporate Bonds (Cost $10,107,798)		10,222,369

Foreign Government Agency Issues - 0.82%
Eurasian Development Bank
5.000%, 09/26/2020 (a)	485,000	486,940
FMS Wertmanagement AoeR
1.625%, 11/20/2018	315,000	317,918
Province of Manitoba, Canada
9.625%, 12/01/2018	60,000	76,717
Province of New Brunswick, Canada
2.750%, 06/15/2018	140,000	146,517
Province Of Ontario, Canada
0.950%, 05/26/2015	360,000	361,363
Total Foreign Government Agency Issues (Cost $1,372,868)		1,389,455

Foreign Government Notes/Bonds - 0.36%
Brazilian Government International Bond
5.000%, 01/27/2045	60,000	59,700
Mexico Bonos
8.000%, 06/11/2020	6,715,000	550,387
Total Foreign Government Notes/Bonds (Cost $625,432)		610,087

Mortgage Backed Securities - 18.94%
BAMLL Commercial Mortgage Securities Trust
2014-ICTS, 0.955%, 06/15/2028 (a)	145,000	144,948
Banc of America Commercial Mortgage Trust
2006-6, 5.356%, 10/10/2045	150,000	158,469
2006-5, 5.414%, 09/10/2047	300,000	316,112
Bear Stearns Commerical Mortgage Securities Trust
A-4, 5.331%, 02/11/2044	60,871	65,398
Citigroup Commercial Mortgage Trust
2014-388GC, 1.552%, 06/16/2033 (a)	150,000	150,400
X-A, 1.153%, 07/12/2047	1,247,888	100,110
Citigroup Commerical Mortgage Trust
X-A, 1.257%, 10/11/2047	1,599,264	131,684
COMM Mortgage Trust
2014-TWC, 1.004%, 02/13/2032 (a)	140,000	140,013
2014-SAVA, 1.305%, 06/15/2034 (a)	215,000	215,191
2013-LC6, 0.502%, 01/12/2046 (a)	2,000,000	58,750
2013-CCRE6, 0.774%, 03/12/2046 (a)	1,500,000	67,307
2013-CCRE12, 1.596%, 10/15/2046	941,416	81,146
2014-CCRE16, 1.444%, 04/12/2047	1,789,863	138,132
2014-CCRE17, 1.373%, 05/10/2047	1,494,462	113,839
2014-UBS3, 1.360%, 06/12/2047	1,167,234	103,211
Commercial Mortgage Trust
2007-GG9, 5.444%, 03/10/2039	225,000	241,436
Credit Suisse Commercial Mortgage Trust
2007-C2, 5.542%, 01/15/2049	160,000	172,817
Credit Suisse First Boston Mortgage Securities Corp.
2005-C2, 4.832%, 04/15/2037	195,125	195,457
CSMC Trust
2014-ICE, 1.353%, 04/15/2027 (a)	100,000	100,061
2014-ICE, 1.800%, 04/15/2027 (a)	100,000	100,109
Extended Stay America Trust
2003-ESH, 2.958%, 12/05/2031 (a)	150,000	153,472
Fannie Mae- Aces
2014-M8, 0.406%, 05/25/2018	123,977	124,052
2012-M14, 0.628%, 09/25/2022	3,332,060	103,970
2014-M8, 0.437%, 06/25/2024	3,244,276	103,771
2014-M8, 3.056%, 06/25/2024	185,000	190,322
Fannie Mae Pool
5.000%, 01/01/2017	54,356	57,303
5.000%, 12/01/2021	58,570	61,799
5.500%, 02/01/2028	18,315	20,691
4.500%, 06/01/2029	24,299	26,450
5.000%, 03/01/2030	45,209	50,279
3.500%, 04/01/2032	155,138	164,341
5.000%, 06/01/2033	34,890	38,811
5.000%, 11/01/2033	23,935	26,624
5.000%, 08/01/2034	115,821	128,788
5.500%, 11/01/2034	254,205	286,328
5.000%, 10/01/2035	109,729	121,939
5.500%, 10/01/2035	183,316	205,458
5.500%, 10/01/2035	52,352	58,731
6.000%, 09/01/2036	8,637	9,815
6.156%, 09/01/2036	40,265	43,777
6.000%, 03/01/2037	51,662	58,512
5.500%, 05/01/2037	65,243	73,065
5.500%, 07/01/2037	160,297	179,262
5.500%, 09/01/2037	6,140	6,871
5.500%, 12/01/2037	11,515	12,877
5.500%, 12/01/2037	34,843	39,001
5.000%, 02/01/2038	53,218	59,140
5.000%, 03/01/2038	60,836	67,436
5.000%, 05/01/2038	134,761	149,381
6.000%, 05/01/2038	18,389	20,815
6.000%, 05/01/2038	78,846	89,521
5.000%, 12/01/2038	38,860	43,228
5.000%, 01/01/2039	59,049	65,456
5.000%, 01/01/2039	94,465	104,714
5.000%, 03/01/2039	42,397	46,997
5.500%, 05/01/2039	301,341	337,300
4.500%, 03/01/2040	88,600	96,563
4.500%, 03/01/2040	134,574	146,671
4.500%, 05/01/2040	220,582	240,613
4.500%, 08/01/2040	198,568	216,361
4.500%, 08/01/2040	17,734	19,327
4.500%, 08/01/2040	233,014	253,945
4.500%, 09/01/2040	2,122	2,313
4.500%, 12/01/2040	46,693	50,930
4.000%, 02/01/2041	138,811	149,148
4.500%, 02/01/2041	157,844	172,097
4.500%, 03/01/2041	1,401,759	1,535,260
4.000%, 04/01/2041	27,542	29,594
5.000%, 04/01/2041	47,601	52,906
4.500%, 06/01/2041	869,078	946,735
4.500%, 07/01/2041	155,033	168,783
4.500%, 07/01/2041	84,433	91,921
4.500%, 08/01/2041	180,916	196,980
5.000%, 08/01/2041	159,457	177,092
5.500%, 09/01/2041	77,799	87,045
4.000%, 10/01/2041	56,747	59,784
4.500%, 10/01/2041	1,284,909	1,407,290
4.500%, 10/01/2041	15,987	17,402
4.500%, 11/01/2041	41,900	45,608
3.500%, 12/01/2041	30,140	31,500
3.500%, 12/01/2041	81,902	85,599
3.500%, 03/01/2042	44,988	47,006
4.000%, 03/01/2042	58,501	62,553
4.000%, 03/01/2042	170,508	182,320
3.500%, 04/01/2042	115,096	120,260
3.500%, 04/01/2042	132,637	138,588
4.500%, 04/01/2042	205,063	223,366
3.270%, 06/01/2042	106,410	111,665
4.000%, 07/01/2042	813,105	870,354
3.000%, 01/01/2043	53,828	54,487
3.500%, 01/01/2043	91,870	95,927
3.500%, 01/01/2043	123,461	128,879
3.500%, 02/01/2043	62,761	65,514
3.000%, 04/01/2043	22,584	22,860
3.000%, 04/01/2043	567,016	573,949
3.000%, 04/01/2043	67,971	68,802

3.500%, 04/01/2043	66,357	69,291
3.500%, 04/01/2043	158,242	165,484
3.500%, 04/01/2043	46,608	48,756
3.000%, 05/01/2043	69,313	70,161
3.000%, 05/01/2043	95,530	96,731
3.000%, 06/01/2043	317,170	321,158
3.000%, 07/01/2043	4,689	4,747
3.000%, 07/01/2043	84,176	85,205
3.000%, 08/01/2043	224,426	227,249
3.000%, 08/01/2043	334,646	338,751
3.500%, 08/01/2043	103,745	108,749
3.500%, 08/01/2043	129,209	134,922
4.000%, 08/01/2043	363,362	389,511
4.000%, 09/01/2043	162,236	173,911
4.000%, 09/01/2043	163,030	175,465
4.000%, 09/01/2043	177,683	190,908
3.500%, 10/01/2043	94,163	98,294
4.000%, 11/01/2043	172,666	185,092
4.500%, 11/01/2043	96,170	105,342
4.500%, 12/01/2043	107,323	116,821
4.000%, 01/01/2044	94,920	101,751
4.000%, 03/01/2044	19,509	20,998
4.000%, 05/01/2044	94,188	100,712
4.500%, 05/01/2044	116,783	127,119
4.500%, 06/01/2044	100,241	109,641
4.500%, 08/01/2044	82,844	90,273
4.000%, 10/01/2044	124,122	132,720
Fannie Mae REMICS
2011-127, 5.500%, 12/25/2026	70,744	4,235
2014-9, 4.000%, 05/25/2037	127,052	136,841
2008-2, 5.000%, 07/25/2037	33,486	35,971
2011-14, 5.000%, 03/25/2041	170,000	196,469
2014-11, 2.500%, 10/25/2041	163,025	130,636
FHLMC Multifamily Structured Pass Through Certificates
K-GRP, 0.537%, 04/25/2020	188,834	188,964
K-038, 1.202%, 03/25/2024	1,824,240	160,427
FHLMC Structured Pass Through Securities
A-6, 0.555%, 11/25/2028	3,751	3,707
Freddie Mac Gold Pool
5.000%, 04/01/2023	2,883	3,135
5.500%, 12/01/2027	12,319	13,757
3.500%, 01/01/2029	115,731	122,810
5.000%, 02/01/2035	8,169	9,082
5.500%, 05/01/2035	74,325	83,920
5.000%, 08/01/2035	6,801	7,564
5.500%, 09/01/2037	2,763	3,085
5.500%, 10/01/2037	3,441	3,857
5.500%, 02/01/2038	4,590	5,143
5.500%, 02/01/2038	58,161	64,953
5.500%, 07/01/2038	24,696	27,633
5.500%, 07/01/2038	11,958	13,398
5.500%, 09/01/2038	51,581	57,729
5.500%, 10/01/2038	26,143	29,359
6.000%, 10/01/2038	9,361	10,596
5.000%, 01/01/2039	56,460	62,517
4.000%, 10/01/2040	68,476	73,128
4.000%, 02/01/2041	289,774	309,457
4.500%, 04/01/2041	113,670	123,539
4.500%, 04/01/2041	26,443	28,736
4.500%, 05/01/2041	190,767	207,315
5.000%, 05/01/2041	40,990	45,584
4.500%, 07/01/2041	105,121	114,240
4.000%, 10/01/2041	41,557	44,380
4.000%, 12/01/2041	406,534	434,148
3.500%, 06/01/2042	67,069	69,928
3.500%, 07/01/2042	70,894	73,906
3.500%, 08/01/2042	91,530	95,400
3.500%, 09/01/2042	114,731	119,565
3.000%, 01/01/2043	158,630	160,684
3.500%, 04/01/2043	144,460	150,519
3.500%, 05/01/2043	71,418	74,393
3.500%, 08/01/2043	67,835	70,904
3.500%, 08/01/2043	96,327	100,596
4.000%, 10/01/2043	101,317	108,200
4.500%, 10/01/2043	77,281	84,034
4.000%, 11/01/2043	170,814	182,417
4.500%, 11/01/2043	35,000	38,057
4.500%, 11/01/2043	21,062	22,904
4.500%, 03/01/2044	67,433	73,355
4.000%, 04/01/2044	127,104	136,403
4.000%, 05/01/2044	24,370	26,078
4.500%, 06/01/2044	94,695	103,203
4.500%, 07/01/2044	24,393	26,552
4.000%, 08/01/2044	74,141	79,177
Freddie Mac Non Gold Pool
2.375%, 05/01/2036	87,579	93,769
2.282%, 11/01/2036	45,600	48,629
2.314%, 02/01/2037	69,700	74,480
Freddie Mac REMICS
375200.00%, 2.144%, 06/15/2015	200,661	1,515
375300.00%, 4.500%, 12/15/2026	219,784	241,539
417000.00%, 3.000%, 05/15/2032	392,431	43,910
414900.00%, 3.000%, 01/15/2033	286,907	36,165
379200.00%, 6.445%, 11/15/2040	838,784	90,472
435700.00%, 3.000%, 10/15/2042	119,301	123,310
FREMF Mortgage Trust
2011-K702, 4.936%, 04/25/2044 (a)	35,000	37,540

2012-KF01, 2.755%, 10/25/2044 (a)	320,000	330,577
2012-K706, 4.163%, 11/25/2044 (a)	190,000	199,309
2013-K712, 3.484%, 05/25/2045 (a)	165,000	167,510
2012-K711, 3.684%, 08/25/2045 (a)	250,000	256,772
2013-KF02, 2.821%, 12/25/2045 (a)	317,549	328,572
2014-K715, 4.119%, 02/25/2046 (a)	225,000	233,590
2014-K38, 4.223%, 06/25/2047 (a)	115,000	119,033
Government National Mortgage Association
2004-65, 5.500%, 10/20/2023	550,000	592,154
2010-41, 4.500%, 06/20/2033	27,272	240
2011-35, 4.500%, 12/16/2037	125,230	6,239
2010-98, 4.500%, 09/20/2038	65,000	71,933
2010-84, 4.500%, 11/20/2038	95,000	102,981
2014-20, 5.945%, 02/20/2044	763,569	120,811
2014-43, 4.000%, 03/20/2044	210,531	223,234
2012-53, 1.022%, 03/16/2047	1,131,168	75,992
2014-47, 1.383%, 02/16/2048	1,336,268	106,883
2012-70, 0.966%, 08/16/2052	809,026	50,521
2012-135, 1.047%, 01/16/2053	2,469,965	185,953
2012-107, 0.701%, 12/16/2053	1,806,090	107,120
2012-152, 0.753%, 01/16/2054	972,852	63,657
2012-132, 1.129%, 06/16/2054	244,942	17,130
2014-75, 0.963%, 08/16/2054	780,642	51,591
GP Portfolio Trust
2014-GPP, 1.103%, 02/16/2027 (a)	255,000	255,005
Greenwich Capital Commercial Funding Corp.
A-4, 5.736%, 12/10/2049	120,000	131,496
GS Mortgage Securities Trust
2006-GG8, 5.560%, 11/14/2039	34,546	36,823
2012-GC6, 2.318%, 01/10/2045 (a)	718,167	77,939
2007-GG10, 5.991%, 08/10/2045	270,947	296,077
Hilton USA Trust
2013-HLT, 1.156%, 11/05/2030 (a)	142,892	142,972
Impac CMB Trust
2004-10, 0.895%, 03/25/2035	12,562	12,301
Impac Secured Assets Trust
2006-2, 0.655%, 08/25/2036	50,000	45,413
JP Morgan Chase Commercial Mortgage Securities Trust
2014-FBLU, 1.105%, 12/15/2028 (a)	260,000	260,135
A-4, 5.429%, 12/12/2043	250,000	265,034
2007-CIBC18, 5.440%, 06/12/2047	173,609	186,796
2007-LDP10, 5.420%, 01/15/2049	141,346	152,372
2007-LDP12, 5.882%, 02/15/2051	235,000	257,266
LSTAR Commercial Mortgage Trust
2014-2, 4.205%, 01/23/2041 (a)	100,000	101,910
ML-CFC Commercial Mortgage Trust
2007-5, 5.378%, 08/14/2048	168,480	180,222
2007-8, 6.079%, 08/12/2049	100,000	109,665
2007-7, 5.810%, 06/12/2050	125,000	136,154
Morgan Stanley Bank of America Merrill Lynch Trust
2013-C9, 1.592%, 05/17/2046	785,826	57,141
2014-C15, 1.390%, 04/17/2047	1,491,800	113,280
Morgan Stanley Capital I Trust
A-2, 5.610%, 04/15/2049	14,562	14,691
MS Bofa ML Trust
2014-C18, 1.004%, 10/18/2047	2,498,179	142,987
SCG Trust
2013-SRP1, 1.561%, 11/15/2026 (a)	100,000	100,226
Structured Agency Credit Risk Debt Notes
2014-HQ2, 1.602%, 09/25/2024	247,565	246,930
Thornburg Mortgage Securities Trust
2005-1, 2.241%, 04/25/2045	133,024	133,916
UBS-Barclays Commercial Mortgage Trust
X-A, 2.012%, 12/12/2045 (a)	683,627	71,381
Wachovia Bank Commercial Mortgage Trust
2007-C32, 5.933%, 06/15/2049	250,000	271,094
WAMU Commercial Mortgages Securities Trust
2007-SL3, 5.343%, 03/23/2045 (a)	163,911	168,487
Wells Fargo Commercial Mortgage Trust
A-1, 1.294%, 08/17/2050	98,640	98,765
Wells Fargo Mortgage Backed Securities Trust
2006-16, 5.000%, 11/25/2036	16,492	17,100
WF-RBS Commercial Mortgage Trust
2013-C11, 1.495%, 03/17/2045 (a)	1,576,067	116,737
2012-C9, 2.214%, 11/17/2045 (a)	672,321	76,697
2014-LC14, 1.636%, 03/15/2047	1,225,383	106,121
Total Mortgage Backed Securities (Cost $31,506,367)		32,101,500

Municipal Bonds - 0.46%
American Municipal Power, Inc.
8.084%, 02/15/2050	20,000	31,912
Philadelphia Authority for Industrial Development
3.964%, 04/15/2026	195,000	196,470
State Board of Administration Finance Corp.
2.995%, 07/01/2020	550,000	559,691
Total Municipal Bonds (Cost $774,828)		788,073

U.S. Government Agency Issues - 6.02%
Fannie Mae
3.500%, 12/15/2040	530,000	552,442
4.500%, 12/15/2040	1,330,000	1,445,648
Pool #000TBA, 5.000%, 12/15/2040	415,000	460,196
4.000%, 12/15/2041	2,160,000	2,306,306
3.000%, 12/15/2042	170,000	171,846
Federal Farm Credit Banks
1.460%, 11/19/2019	120,000	116,634
Federal Home Loan Banks
0.125%, 04/14/2015	200,000	199,998
5.500%, 07/15/2036	380,000	512,086
Federal National Mortgage Association
1.750%, 09/12/2019	355,000	356,708
1.600%, 12/24/2020	210,000	205,232
Freddie Mac
4.000%, 12/15/2040	875,000	933,105
4.500%, 12/15/2040	690,000	749,216
3.500%, 12/15/2041	115,000	119,629
Ginnie Mae I Pool
5.500%, 01/15/2037	24,516	27,738
6.000%, 12/15/2038	20,612	23,426
Ginnie Mae II Pool
5.000%, 05/20/2030	29,178	32,418
5.500%, 02/20/2034	38,689	43,888
4.500%, 07/20/2041	21,809	23,884
4.000%, 03/20/2042	23,793	25,557
2.000%, 04/20/2044	1,852,213	1,903,711
Total U.S. Government Agency Issues (Cost $10,108,132)		10,209,668

U.S. Government Notes/Bonds - 15.13%
U.S. Treasury Notes/Bonds
5.500%, 08/15/2028	615,000	833,853
6.250%, 08/15/2023	895,000	1,194,825
United States of America
0.125%, 07/15/2024	867,128	845,856
United States Treasury Inflation Indexed Bonds
0.125%, 04/15/2019	2,432,937	2,447,383
2.000%, 01/15/2026	1,565,073	1,814,385
1.750%, 01/15/2028	363,587	414,887
3.875%, 04/15/2029	79,637	114,839
3.125%, 08/15/2044	2,560,000	2,664,801
United States Treasury Note/Bond
0.250%, 07/15/2015	5,000,000	5,004,690
3.625%, 08/15/2019	2,550,000	2,801,614
0.250%, 09/15/2015	2,000,000	2,002,656
0.500%, 09/30/2016	67,000	67,115
0.625%, 11/30/2017	400,000	396,500
1.500%, 10/31/2019	235,000	235,000
1.500%, 11/30/2019	100,000	99,961
2.250%, 04/30/2021	70,000	71,766
2.750%, 02/15/2024	80,000	84,050
2.250%, 11/15/2024	4,530,000	4,553,004
Total U.S. Government Agency Notes/Bonds (Cost $25,598,377)		25,647,185

	Shares	Value
Exchange Traded Funds - 17.67%
iShares 7-10 Year Treasury Bond ETF	54,600	5,797,974
iShares Core Total U.S. Bond Market ETF	46,200	5,110,182
iShares iBoxx $ Investment Grade Corporate Bond ETF	62,500	7,505,625
iShares Intermediate Credit Bond ETF	64,900	7,151,980
SPDR Barclays High Yield Bond ETF	76,600	3,031,828
WisdomTree Emerging Markets Local Debt Fund	30,700	1,344,660
Total Exchange Traded Funds (Cost $29,450,544)		29,942,249

	Principal
	Amount	Value
Money Market Funds - 6.91%
Fidelity Institutional Money Market Funds - Government Portfolio	7,146,825	7,146,825
First American Government Obligations Fund	815,421	815,421
STIT - Treasury Portfolio	3,750,447	3,750,447
Total Money Market Funds (Cost $11,712,693)		11,712,693

U.S. Treasury Bills - 1.48%
United States Treasury Bills	500,000	500,005
United States Treasury Bills	2,000,000	1,999,990
Total U.S. Treasury Bills (Cost $2,499,979)		2,499,995

Total Investments (Cost $172,360,889) - 103.18%		174,881,459
Liabilities in Excess of Other Assets - (3.18)%		(5,386,039)
TOTAL NET ASSETS - 100.00%		$169,495,420

Percentages are stated as a percent of net assets.

(a) Securities defined as Rule 144(a) under the Securities Act of 1933. Such securities are deemed to be liquid.

The accompanying notes are an integral part of these Schedule of Investments.

PMC Core Fixed Income Fund
Schedule of Open Futures Contracts
November 30, 2014 (Unaudited)

Description	Number of Contracts Sold	Settlement Month	Unrealized Appreciation (Depreciation)
U.S. Ultra Long Bond Future	10	Mar. 2015	$(14,158)
U.S. Treasury 10 Year Note Future	35	Mar. 2015	(14,384)
U.S. Treasury 5 Year Note Future	35	Mar. 2015	(20,579)
Total Futures Contracts Sold			$(49,121)

Description	Number of Contracts Sold	Settlement Month	Unrealized Appreciation (Depreciation)
Canadian 10 Year Bond Future	3	Mar. 2015	$4,609
U.S. Treasury 2 Year Note Future	8	Mar. 2015	1,237
U.S. Treasury Long Bond Future	17	Mar. 2015	34,983
Total Futures Contracts Purchased			$40,828

PMC Diversified Equity Fund
Schedule of Investments
November 30, 2014 (Unaudited)

	Shares	Value
Common Stocks - 75.78%
Accommodation - 0.35%
Marriott International, Inc.	8,130	640,563
Wyndham Worldwide Corp.	3,580	298,429
		938,992
Administration of Human Resource Programs - 0.14%
WageWorks, Inc. (a)	6,405	374,180
Administrative and Support Services - 0.67%
Cross Country Healthcare, Inc. (a)	24,520	261,628
Kforce, Inc.	22,375	522,233
Moody's Corp.	6,955	702,525
WNS Holdings Ltd. - ADR (a)	15,810	322,998
		1,809,384
Air Transportation - 0.58%
Bristow Group, Inc.	2,895	185,570
Copa Holdings SA (b)	2,940	329,015
Southwest Airlines Co.	25,250	1,055,955
		1,570,540
Ambulatory Health Care Services - 0.16%
Air Methods Corp. (a)	9,445	419,169
Amusement, Gambling, and Recreation Industries - 0.20%
Las Vegas Sands Corp.	8,440	537,544
Apparel Manufacturing - 0.17%
G-III Apparel Group Ltd. (a)	5,150	455,724
Beverage and Tobacco Product Manufacturing - 1.85%
Altria Group, Inc.	4,240	213,102
Coca-Cola Enterprises, Inc.	6,780	297,913
PepsiCo, Inc.	21,867	2,188,886
Pernod-Ricard SA - ADR	27,355	650,775
Philip Morris International, Inc.	7,636	663,798
SABMiller PLC - ADR	12,870	713,333
The Coca-Cola Co.	5,510	247,013
		4,974,820
Broadcasting (except Internet) - 1.62%
Comcast Corp.	14,806	844,534
Liberty Interactive Corp. (a)	25,005	728,896
Scripps Networks Interactive, Inc.	4,750	371,308
The Walt Disney Co.	11,850	1,096,244
Viacom, Inc.	17,565	1,328,440
		4,369,422
Building Material and Garden Equipment and Supplies Dealers - 0.71%
Lowe's Cos., Inc.	12,597	804,067
The Home Depot, Inc.	11,250	1,118,250
		1,922,317
Chemical Manufacturing - 9.04%
Acorda Therapeutics, Inc. (a)	11,185	407,693
Actavis PLC (a)(b)	2,156	583,435
Agrium, Inc. (b)	3,355	326,844
Akorn, Inc. (a)	11,585	464,211
Albemarle Corp.	3,850	227,304
Allergan, Inc.	4,030	861,977
Arkema SA - ADR	7,415	523,684
Auxilium Pharmaceuticals, Inc. (a)	11,340	391,910
Axiall Corp.	8,715	377,185
Bayer AG - ADR	4,280	642,300
Bristol-Myers Squibb Co.	9,517	561,979
Cabot Corp.	8,800	379,105
Celgene Corp. (a)	11,440	1,300,614
Chemtura Corp. (a)	14,175	330,278
Dow Chemical Co.	12,940	629,790
El du Pont de Nemours & Co.	10,413	743,488
Eli Lilly & Co.	13,806	940,465
Gilead Sciences, Inc. (a)	15,120	1,516,838
Innophos Holdings, Inc.	4,905	265,262
Isis Pharmaceuticals, Inc. (a)	6,565	340,001
L'Oreal SA - ADR	17,685	602,705
LyondellBasell Industries NV (b)	2,600	205,036

Merck & Co., Inc.	14,235	859,794
Novartis AG - ADR	12,890	1,245,819
NPS Pharmaceuticals, Inc. (a)	16,965	562,899
Pfizer, Inc.	67,606	2,105,926
Prestige Brands Holdings, Inc. (a)	7,510	251,210
Quaker Chemical Corp.	4,050	329,792
Quidel Corp. (a)	13,435	374,299
Roche Holding AG - ADR	52,490	1,966,275
Sanofi - ADR	41,784	2,017,749
Spectrum Pharmaceuticals, Inc. (a)	25,080	180,827
Taminco Corp. (a)	7,465	193,418
Teva Pharmaceutical Industries Ltd. - ADR	12,128	691,053
The Medicines Co. (a)	6,205	166,356
West Pharmaceutical Services, Inc.	11,690	607,997
Westlake Chemical Corp.	3,350	213,060
		24,388,578
Clothing and Clothing Accessories Stores - 0.54%
Express, Inc. (a)	13,600	203,320
Kate Spade & Co. (a)	7,100	227,413
The Gap, Inc.	3,730	147,708
The TJX Cos., Inc.	13,240	875,958
		1,454,399
Computer and Electronic Product Manufacturing - 7.54%
Agilent Technologies, Inc.	10,400	444,496
Apple, Inc.	34,008	4,044,570
Applied Micro Circuits Corp. (a)	47,350	279,839
Arris Group, Inc. (a)	17,700	526,929
Cepheid, Inc. (a)	10,895	600,097
Cisco Systems, Inc.	25,298	699,237
DexCom, Inc. (a)	10,230	526,436
EMC Corp.	25,610	777,264
FARO Technologies, Inc. (a)	8,715	478,715
Guidewire Software, Inc. (a)	7,535	380,291
Halyard Health, Inc. (a)	0	10
Harris Corp.	5,280	378,418
Illumina, Inc. (a)	1,390	265,337
Keysight Technologies, Inc. (a)	5,200	183,040
Knowles Corp. (a)	23,012	480,721
Materion Corp.	6,885	239,391
Mettler-Toledo International, Inc. (a)	3,190	935,498
Micron Technology, Inc. (a)	25,730	924,993
Motorola Solutions, Inc.	10,114	664,692
NETGEAR, Inc. (a)	9,420	327,062
Northrop Grumman Corp.	8,385	1,181,697
Plantronics, Inc.	6,520	340,148
QUALCOMM, Inc.	17,160	1,250,963
Rofin-Sinar Technologies, Inc. (a)	14,555	391,821
SanDisk Corp.	8,510	880,444
Seagate Technology PLC (b)	4,980	329,228
Semtech Corp. (a)	16,775	427,092
Sensata Technologies Holding NV (a)(b)	18,155	899,943
Sonova Holding AG - ADR	20,775	628,444
Telefonaktiebolaget LM Ericsson - ADR	66,665	839,313
		20,326,129
Couriers and Messengers - 0.30%
United Parcel Service, Inc.	7,265	798,569
Credit Intermediation and Related Activities - 7.54%
Ameriprise Financial, Inc.	6,178	814,075
Bank of America Corp.	67,403	1,148,547
Bank of Nova Scotia (b)	7,955	493,528
Barclays PLC - ADR	54,895	839,345
BBCN Bancorp, Inc.	20,315	282,785
BNP Paribas - ADR	20,020	640,240
Cielo SA - ADR	25,467	428,355
Citigroup, Inc.	19,761	1,066,501
Discover Financial Services	12,436	815,180
DNB ASA - ADR	2,865	473,871
Fifth Third Bancorp	40,434	813,532
First NBC Bank Holding Co. (a)	9,185	334,334
Flushing Financial Corp.	13,200	253,704
Grupo Financiero Banorte SAB de CV - ADR	15,700	441,327
Independent Bank Corp.	8,745	346,564
JPMorgan Chase & Co.	22,062	1,327,249

Julius Baer Group Ltd. - ADR	83,765	753,885
Nordea Bank AB - ADR	80,800	1,003,536
Prosperity Bancshares, Inc.	7,325	411,519
State Street Corp.	12,411	952,296
Sterling Bancorp	30,590	409,294
Susquehanna Bancshares, Inc.	23,570	310,417
Texas Capital Bancshares, Inc. (a)	6,625	365,236
The PNC Financial Services Group, Inc.	9,125	798,164
UBS AG (b)	44,185	789,586
United Overseas Bank Ltd. - ADR	13,630	502,947
Visa, Inc.	6,070	1,567,213
Webster Financial Corp.	12,220	384,563
Wells Fargo & Co.	20,324	1,107,252
Western Alliance Bancorp (a)	16,515	436,491
		20,311,536
Data Processing, Hosting and Related Services - 0.96%
AOL, Inc. (a)	13,718	633,223
DST Systems, Inc.	6,940	688,795
ExlService Holdings, Inc. (a)	5,670	158,930
Fiserv, Inc. (a)	10,720	766,373
InterXion Holding NV (a)(b)	11,885	331,235
		2,578,556
Electrical Equipment, Appliance, and Component Manufacturing - 0.89%
ABB Ltd. - ADR	26,381	591,462
Schneider Electric SE - ADR	79,060	1,286,307
SMC Corp. Japan - ADR (a)	38,190	521,675
		2,399,444
Fabricated Metal Product Manufacturing - 0.40%
Ball Corp.	6,480	434,614
Barnes Group, Inc.	11,730	430,843
Lincoln Electric Holdings, Inc.	2,990	215,400
		1,080,857
Food and Beverage Stores - 0.68%
Casey's General Stores, Inc.	7,120	596,086
GrubHub, Inc. (a)	7,235	266,248
Koninklijke Ahold N V - ADR	55,794	983,649
		1,845,983
Food Manufacturing - 1.86%
Archer-Daniels-Midland Co.	17,290	910,837
Givaudan SA - ADR	30,535	1,096,511
J&J Snack Foods Corp.	3,805	399,715
Keurig Green Mountain, Inc.	1,840	261,538
Mondelez International, Inc.	39,932	1,565,335
Unilever NV - ADR	18,880	767,283
		5,001,219
Food Services and Drinking Places - 1.51%
Buffalo Wild Wings, Inc. (a)	3,345	569,352
Chipotle Mexican Grill, Inc. (a)	1,000	663,620
Del Frisco's Restaurant Group, Inc. (a)	16,140	358,631
Jack in the Box, Inc.	6,450	480,525
Popeyes Louisiana Kitchen, Inc. (a)	8,650	477,826
Sodexo - ADR	10,670	1,072,655
The Cheesecake Factory, Inc.	9,075	439,502
		4,062,111
Funds, Trusts, and Other Financial Vehicles - 0.33%
Franklin Resources, Inc.	12,050	685,163
Greenhill & Co., Inc.	4,840	214,509
		899,672
Furniture and Home Furnishings Stores - 0.27%
Bed Bath & Beyond, Inc. (a)	10,100	741,037
General Merchandise Stores - 0.66%
Big Lots, Inc.	4,950	251,460
Family Dollar Stores, Inc.	6,587	520,702
Macy's, Inc.	8,050	522,526
Wal-Mart Stores, Inc.	5,679	497,140
		1,791,828
Health and Personal Care Stores - 0.86%
CVS Health Corp.	16,774	1,532,472
Express Scripts Holding Co. (a)	6,741	560,514
Rite Aid Corp. (a)	39,400	215,912
		2,308,898

Heavy and Civil Engineering Construction - 0.28%
Granite Construction, Inc.	10,620	380,727
MasTec, Inc. (a)	6,235	150,264
MYR Group, Inc. (a)	8,615	223,559
		754,550
Hospitals - 0.20%
HCA Holdings, Inc. (a)	7,689	535,847
Insurance Carriers and Related Activities - 3.38%
American International Group, Inc.	15,493	849,016
AMERISAFE, Inc.	6,735	280,782
Aon PLC (b)	9,285	858,770
Fidelity & Guaranty Life	13,790	345,164
FNF Group	21,811	706,676
Infinity Property & Casuality Corp.	4,195	304,809
MetLife, Inc.	15,433	858,229
Primerica, Inc.	6,715	352,067
Prudential PLC - ADR	14,510	699,527
Selective Insurance Group, Inc.	12,995	347,876
The Travelers Cos., Inc.	5,736	599,125
United Fire Group, Inc.	8,950	249,437
UnitedHealth Group, Inc.	11,201	1,104,754
Unum Group	21,013	698,052
WellCare Health Plans, Inc. (a)	5,130	378,286
WellPoint, Inc. (a)	3,780	483,500
		9,116,070
Leather and Allied Product Manufacturing - 0.36%
Iconix Brand Group, Inc. (a)	10,885	439,863
Steven Madden Ltd. (a)	15,757	537,314
		977,177
Machinery Manufacturing - 2.53%
AAON, Inc. (a)	19,673	407,625
ASML Holding NV - ADR	10,710	1,131,833
Chart Industries, Inc. (a)	2,090	82,994
Columbus McKinnon Corp.	13,320	355,777
Deere & Co.	5,363	464,543
ESCO Technologies, Inc.	6,550	235,931
Esterline Technologies Corp. (a)	2,255	267,962
FANUC Corp. - ADR (a)	36,840	1,035,572
Ingersoll-Rand PLC (b)	8,651	545,532
Kadant, Inc.	10,580	422,142
National Oilwell Varco, Inc.	9,557	640,701
Pall Corp.	3,090	296,980
SPX Corp.	6,540	586,573
Terex Corp.	12,087	346,897
		6,821,062
Management of Companies and Enterprises - 1.01%
American Equity Invesment Life Holding Co.	19,465	525,555
Bryn Mawr Bank Corp.	3,740	110,068
Bunzl PLC - ADR	49,410	1,374,587
Cardinal Financial Corp.	19,935	364,212
City Holding Co.	8,240	360,335
		2,734,757
Merchant Wholesalers, Durable Goods - 1.46%
Anixter International, Inc. (a)	4,645	403,651
Applied Industrial Technologies, Inc. (a)	9,450	443,111
Continental Building Products, Inc. (a)	14,820	247,494
Covidien PLC (b)	8,551	863,651
O'Reilly Automotive, Inc. (a)	5,380	983,141
Safran SA - ADR	34,250	550,397
United Stationers, Inc.	10,930	448,786
		3,940,231
Mining (except Oil and Gas) - 0.25%
Vulcan Materials Co.	10,306	681,227
Miscellaneous Manufacturing - 1.24%
Align Technology, Inc. (a)	8,550	486,495
Boston Scientific Corp. (a)	55,410	713,126
Cie Financiere Richemont SA - ADR	47,925	447,620
CONMED Corp.	9,850	417,936
CR Bard, Inc.	3,840	642,623
CryoLife, Inc.	23,385	236,189
Estee Lauder Cos., Inc.	2,550	189,057
Merit Medical Systems, Inc. (a)	13,690	202,612
		3,335,658

Motion Picture and Sound Recording Industries - 0.32%
Corus Entertainment, Inc. (b)	28,600	539,968
inContact, Inc. (a)	38,420	317,349
		857,317
Motor Vehicle and Parts Dealers - 0.16%
AutoNation, Inc. (a)	7,309	434,447
Oil and Gas Extraction - 2.16%
Akzo Nobel NV - ADR	34,920	803,159
BASF SE - ADR	5,890	533,251
Bonanza Creek Energy, Inc. (a)	2,910	79,210
Carrizo Oil & Gas, Inc. (a)	5,820	229,657
Cenovus Energy, Inc. (b)	16,425	362,993
Cobalt International Energy, Inc. (a)	18,655	167,895
Diamondback Energy, Inc. (a)	2,895	163,278
EOG Resources, Inc.	8,860	768,339
Hess Corp.	6,941	506,207
Jones Energy, Inc. (a)	12,195	123,779
Kodiak Oil & Gas Corp. (a)(b)	25,950	190,214
Minerals Technologies, Inc.	3,305	245,330
Noble Energy, Inc.	11,966	588,488
Parsley Energy, Inc. (a)	7,470	94,421
Rosetta Resources, Inc. (a)	8,335	245,216
RSP Permian, Inc. (a)	5,520	120,115
Suncor Energy, Inc. (b)	18,995	600,052
		5,821,604
Other Information Services - 1.40%
Facebook, Inc. (a)	16,840	1,308,468
Google, Inc. (a)	1,178	638,276
Google, Inc. (a)	1,178	646,816
Liberty Global PLC (a)(b)	11,593	602,720
VeriSign, Inc. (a)	9,660	580,566
		3,776,846
Paper Manufacturing - 0.52%
Kimberly-Clark Corp.	1,340	156,231
Neenah Paper, Inc.	6,900	394,956
Sealed Air Corp.	21,368	844,677
		1,395,864
Personal and Laundry Services - 0.12%
Shutterfly, Inc. (a)	7,540	322,410
Petroleum and Coal Products Manufacturing - 1.54%
Chevron Corp.	9,105	991,261
Exxon Mobil Corp.	1,446	130,921
Marathon Oil Corp.	23,376	676,034
Marathon Petroleum Corp.	4,030	363,063
Royal Dutch Shell PLC - ADR	9,969	662,041
Valero Energy Corp.	27,421	1,332,934
		4,156,254
Pipeline Transportation - 0.24%
Enbridge, Inc. (b)	10,965	504,171
South Jersey Indsustries, Inc.	2,400	136,992
		641,163
Plastics and Rubber Products Manufacturing - 0.57%
Continental AG - ADR	16,330	684,554
Illinois Tool Works, Inc.	8,903	845,162
		1,529,716
Primary Metal Manufacturing - 0.24%
Kaiser Aluminum Corp.	4,650	338,427
Worthington Industries, Inc.	7,965	300,360
		638,787
Professional, Scientific, and Technical Services - 4.85%
Amgen, Inc.	1,940	320,701
Biogen Idec, Inc. (a)	2,840	873,840
Callidus Software, Inc. (a)	12,010	191,800
Cognizant Technology Solutions (a)	6,800	367,132
Convergys Corp.	17,015	354,763
Coupons.com, Inc. (a)	10,920	166,748
Covance, Inc. (a)	2,350	241,157
FactSet Research Systems, Inc.	1,840	252,190
Fluor Corp.	5,720	354,583
ICON PLC (a)(b)	7,845	435,711

IHS, Inc. (a)	3,750	459,225
International Business Machines Corp.	3,785	613,813
Jardine Matheson Holdings Ltd. - ADR	14,405	892,101
MasterCard, Inc.	12,990	1,133,897
National CineMedia, Inc.	19,495	276,049
Nielsen Holdings NV (b)	20,695	864,430
Omnicom Group, Inc.	10,332	798,354
Proofpoint, Inc. (a)	12,655	549,480
Publicis Groupe SA - ADR	43,860	802,638
Rally Software Development Corp. (a)	15,435	162,839
Santen Pharmaceutical Co. Ltd - ADR (a)	22,885	638,057
SGS SA - ADR	47,570	1,021,804
Synaptics, Inc. (a)	5,835	367,547
TeleTech Holdings, Inc. (a)	12,605	294,579
Tetra Tech, Inc.	11,320	307,678
The KEYW Holding Corp. (a)	31,165	336,894
		13,078,010
Publishing Industries (except Internet) - 3.64%
Check Point Software Technologies Ltd. (a)(b)	20,405	1,577,510
Intuit, Inc.	9,810	920,865
Microsoft Corp.	34,380	1,643,707
Oracle Corp.	35,770	1,517,006
Reed Elsevier PLC - ADR	19,970	1,383,921
SAP SE - ADR	11,515	809,735
SciQuest, Inc. (a)	19,490	290,596
SS&C Technologies Holdings, Inc.	8,380	423,609
Symantec Corp.	34,618	903,184
Tyler Technologies, Inc. (a)	3,030	328,997
		9,799,130
Rail Transportation - 0.82%
Norfolk Southern Corp.	7,173	800,793
Union Pacific Corp.	12,010	1,402,407
		2,203,200
Rental and Leasing Services - 0.37%
Brambles Ltd. - ADR	35,300	582,450
McGrath RentCorp.	11,635	410,250
		992,700
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.31%
Affiliated Managers Group, Inc. (a)	3,290	669,811
Deutsche Boerse AG - ADR	84,035	609,254
Evercore Partners, Inc.	7,375	372,438
Legg Mason, Inc.	11,181	634,522
Stifel Financial Corp. (a)	8,270	401,343
T. Rowe Price Group, Inc.	8,050	671,933
Waddell & Reed Financial, Inc.	3,700	177,896
		3,537,197
Support Activities for Mining - 0.58%
C&J Energy Services, Inc. (a)	9,645	146,122
ConocoPhillips	8,385	553,997
Pioneer Energy Services Corp. (a)	8,495	51,310
Schlumberger Ltd. (b)	9,333	802,171
		1,553,600
Support Activities for Transportation - 0.20%
XPO Logistics, Inc. (a)	13,870	536,492
Telecommunications - 1.90%
AT&T, Inc.	13,075	462,594
Atlantic Tele-Network, Inc.	4,370	297,073
CenturyLink, Inc.	6,240	254,405
j2 Global, Inc.	8,665	489,919
RigNet, Inc. (a)	8,320	340,704
SoftBank Corp. - ADR (a)	32,070	1,068,893
Verizon Communications, Inc.	30,988	1,567,682
Vodafone Group PLC - ADR	17,516	640,210
		5,121,480
Transportation Equipment Manufacturing - 1.85%
Eaton Corp PLC (b)	10,703	725,984
General Motors Co.	18,879	631,125
Honeywell International, Inc.	7,733	766,109
Lear Corp.	5,430	520,791
Lockheed Martin Corp.	3,530	676,207
Tenneco, Inc. (a)	8,690	472,302
Toyota Motor Corp. - ADR	9,805	1,207,290
		4,999,808

Truck Transportation - 0.17%
Roadrunner Transportation Systems, Inc. (a)	8,585	193,248
Swift Transportation Co. (a)	9,145	265,846
		459,094
Utilities - 1.38%
Calpine Corp. (a)	23,391	537,057
Cleco Corp.	7,950	427,154
Linde AG - ADR	62,820	1,182,272
NextEra Energy, Inc.	5,812	606,715
Northeast Utilities	3,748	189,799
NorthWestern Corp.	7,295	388,313
PG&E Corp.	7,528	380,164
		3,711,474
Waste Management and Remediation Services - 0.12%
US Ecology, Inc.	7,855	312,786
Water Transportation - 0.44%
Kirby Corp. (a)	2,140	205,740
Royal Caribbean Cruises Ltd. (b)	13,300	980,742
		1,186,482
Wireless Telecommunications Carriers - 0.18%
Partner Communications Co. Ltd. - ADR (a)	81,105	494,741
Wood Product Manufacturing - 0.16%
Boise Cascade Co. (a)	12,375	441,664
Total Common Stocks (Cost $159,480,729)		204,259,753

Exchange-Traded Funds - 18.34%
Guggenheim Frontier Markets ETF	64,300	978,646
iShares China Large-Cap ETF	19,200	779,520
iShares Global Energy ETF	36,800	1,405,024
Ishares MSCI EAFE ETF	242,400	15,511,176
iShares MSCI Italy Capped ETF	68,300	1,016,304
iShares MSCI South Korea Capped ETF	17,600	1,001,088
iShares MSCI Spain Capped ETF	26,700	1,030,887
iShares MSCI United Kingdom ETF	65,100	1,238,853
iShares Russell 1000 Value	119,200	12,450,440
iShares Russell 2000 Value	21,700	2,533,909
SPDR S&P Emerging Markets SmallCap ETF	69,500	3,242,175
Vanguard FTSE Emerging Markets ETF	11,700	493,389
Vanguard FTSE European ETF	22,600	1,249,554
Vanguard FTSE Pacific ETF	85,000	4,998,850
Vanguard Total Stock Market ETF	14,100	1,503,060
Total Exchange-Traded Funds (Cost $41,072,962)		49,432,875

Preferred Stocks - 0.68%
Chemical Manufacturing - 0.40%
Henkel AG & Co KGAA	9,805	1,086,708
Transportation Equipment Manufacturing - 0.28%
Volkswagen AG	16,585	763,076
Total Preferred Stocks (Cost $1,754,881)		1,849,784

Real Estate Investment Trusts- 1.64%
DCT Industrial Trust, Inc.	12,383	422,615
DuPont Fabros Technology, Inc.	13,175	429,373
EastGroup Properties, Inc.	4,995	335,764
EPR Properties	7,800	436,722
Kite Realty Group Trust	17,183	468,752
LaSalle Hotel Properties	13,310	537,325
Public Storage Common Stock	1,820	341,487
Ramco-Gershenson Properties Trust	19,650	351,735
Sovran Self Storage, Inc.	4,215	358,359
Weyerhaeuser Co.	20,995	741,333
Total Real Estate Investment Trusts (Cost $3,216,895)		4,423,465

	Principal
	Amount	Value
Money Market Funds - 3.26%
Fidelity Institutional Money Market Funds - Government Portfolio	7,754,971	7,754,971
First American Government Obligations Fund	192,549	192,549
STIT - Treasury Portfolio	842,495	842,495
Total Money Market Funds (Cost $8,790,015)		8,790,015

Total Investments (Cost $214,315,482) - 99.70%		268,755,892
Other Assets in Excess of Liabilities - 0.30%		804,174
TOTAL NET ASSETS - 100.00%		$269,560,066

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.

The cost basis of investments for federal income tax purposes at November 30, 2014 was as follows*:

	Core Fixed Income Fund	Diversified Equity Fund
Cost of investments	$172,360,889	$214,315,482
Gross unrealized appreciation - Futures	40,828	-
Gross unrealized appreciation - Investments	3,379,770	59,546,033
Gross unrealized depreciation - Futures	(49,121)	-
Gross unrealized depreciation - Investments	(859,200)	(5,105,623)
Net unrealized appreciation	$2,512,277	$54,440,410

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001.  The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  Each of the PMC Funds (the “Funds”) represents a distinct series with its own investment objectives and policies within the Trust.  The investment objective of the Core Fixed Income Fund is to provide current income consistent with low volatility of principal.  The investment objective of the Diversified Equity Fund is long-term capital appreciation.  The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Core Fixed Income Fund became effective and commenced operations on September 28, 2007.  The Diversified Equity Fund became effective and commenced operations on August 26, 2009.  Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by Envestnet Asset Management, Inc. (the “Adviser”), the Funds' investment adviser.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally consider to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (a “Pricing Service”).  If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models.  Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost.  If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.  Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).  NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.  Specifically, composite pricing looks at the last trades on the exchanges where the options are traded.  If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Futures contracts are valued at the last sale price at the close of trading on the relevant exchange or board of trade.  If there was no sale on the applicable exchange or board of trade on such day, futures contacts are valued at the average of quoted bid and asked prices as of the close of such exchange or board of trade.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

The Funds has adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”).  Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  Fair Value Measurements requires the Funds to classify their securities based on valuation method.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds' investments carried at fair value as of November 30, 2014.

Core Fixed Income Fund

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Asset Backed Securities	$-	$19,881,000	$-	$19,881,000
Corporate Bonds	-	29,877,185	-	29,877,185
Foreign Corporate Bonds	-	10,222,369	-	10,222,369
Foreign Government Agency Issues	-	1,389,455	-	1,389,455
Foreign Government Notes/Bonds	-	610,087	-	610,087
Mortgage Backed Securities	-	32,101,500	-	32,101,500

Municipal Bonds	-	788,073	-	788,073
U.S. Government Agency Issues	-	10,209,668	-	10,209,668
U.S. Government Notes/Bonds	-	25,647,185	-	25,647,185
U.S. Treasury Bill	-	2,499,995	-	2,499,995
Total Fixed Income Securities	-	133,226,517	-	133,226,517
Exchange-Traded Funds	29,942,249	-	-	29,942,249
Money Market Funds	11,712,693	-	-	11,712,693
Total Investments in Securities	$41,654,942	$133,226,517	$-	$174,881,459

Liabilities:
Futures Contracts*	$-	$(8,293)	$-	$(8,293)

* Futures are derivative instruments reflected in the Schedule of Open Futures Contracts.  This amount represents net unrealized appreciation of $40,828 and unrealized depreciation of $49,121.

Diversified Equity Fund

	Level 1	Level 2	Level 3	Total
Assets:
Equity
Common Stocks	$204,259,753	$-	$-	$204,259,753
Exchange-Traded Funds	49,432,875	-	-	49,432,875
Preferred Stocks	1,849,784	-	-	1,849,784
Real Estate Investment Trust	4,423,465	-	-	4,423,465
Total Equity	259,965,877	-	-	259,965,877
Money Market Funds	8,790,015	-	-	8,790,015
Total Investments in Securities	$268,755,892	$-	$-	$268,755,892

The Fund recognizes transfers between levels as of the beginning of the fiscal year.

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time a Fund's NAV is calculated (such as a significant surge or decline in the U.S. or other markets) could result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day.  To the extent that such events are significant, a Fund will value foreign securities at fair value, taking into account such events in calculating the NAV.  In such cases, use of fair valuation can reduce an investor's ability to seek to profit by estimating a Fund's NAV in advance of the time the NAV is calculated.  The Adviser anticipates that a Fund's portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable.

The Funds hold no Level 3 securities during the period ended November 30, 2014.

The Funds may use certain options, futures and forwards contracts (collectively, "Derivative Instruments") as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of a Fund's position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions.

Options and futures prices can diverge from the prices of their underlying instruments.  Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way.  Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded and from imposition of daily price fluctuation limits or trading halts.

The Diversified Equity Fund did not hold derivative instruments during the period ended November 30, 2014.

Core Fixed Income Fund

The Fund invested in derivative instruments such as purchased options, written options, futures and forward contracts during the period.

The fair value of derivative instruments as reported within this Schedule of Investments as of November 30, 2014 was as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Interest Rate Contracts - Futures	Assets- Unrealized appreciation*	$40,828	Assets- Unrealized depreciation*	49,121
Total		$40,828		$49,121

*Reflects cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedules of Open Futures and Forward Contracts.  Only the current days variation margin is reflected in the Statement of Assets and Liabilities.

The effect of derivative instruments on income for the period September 1, 2014 through November 30, 2014 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures		Total
Interest Rate Contracts	$49,423	$-	$49,423
Total	$49,423	$-	$49,423

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures		Total
Interest Rate Contracts	$(6,993)	$-	$(6,993)
Total	$(6,993)	$-	$(6,993)

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Trust for Professional Managers

By (Signature and Title) /s/ John Buckel
  John Buckel,  President

Date     January 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
  John Buckel,  President

Date     January 19, 2015

By (Signature and Title)* /s/ Jennifer Lima
                                                   Jennifer Lima, Treasurer

Date     January 19, 2015

* Print the name and title of each signing officer under his or her signature.